Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues	Revenues are comprised of the following:
	2022	2023	2024
Time charter revenues	73,362	74,006	77,160
Time charter revenues from related party (Note 5)	7,294	8,943	8,967
Total	80,656	82,949	86,127